Cover	Oct. 31, 2023
Cover [Abstract]
Entity Registrant Name	Everything Blockchain, Inc.
Entity Central Index Key	0001730869
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 31, 2023
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	82-1091922
Entity Address Address Line 1	12574 Flagler Center Blvd
Entity Address Address Line 2	Suite 101
Entity Address City Or Town	Jacksonville
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32258
City Area Code	904
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	454-2111